Average Annual Total Returns - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - Fidelity ZERO Extended Market Index Fund	Dec. 30, 2024
Fidelity ZERO Extended Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.14%
Past 5 years	11.66%
Since Inception	6.81%	[1]
Fidelity ZERO Extended Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.69%
Past 5 years	10.80%
Since Inception	6.00%	[1]
Fidelity ZERO Extended Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.98%
Past 5 years	9.12%
Since Inception	5.17%	[1]
IXYST
Average Annual Return:
Past 1 year	17.92%
Past 5 years	11.55%
Since Inception	6.72%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.71%

[1]	A From September 13, 2018 .